FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of March 31, 2022 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—80.3%
ANCILE Solutions, Inc.	(e)(r)	Software & Services	L+700, 3.0% PIK (3.0% Max PIK)	1.0%	6/11/26	$37,159	$37,159	$38,599
Arrow Purchaser Inc.	(e)	Retailing	L+675	1.0%	4/15/26	16,792	16,729	16,771
Ascena Retail Group, Inc.	(e)(i)(p)	Retailing	L+450	0.8%	8/21/22	35,525	12,355	111
Belk, Inc.	(e)	Retailing	5.0%, 8.0% PIK (8.0% Max PIK)		7/31/25	4,471	2,403	2,919
BridgeBio Pharma, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	6.0%, 3.0% PIK (3.0% Max PIK)		11/17/26	21,082	20,787	18,473
BusPatrol LLC	(r)	Commercial & Professional Services	L+1350 PIK (15.0% Max PIK)	1.5%	9/24/24	25,106	23,794	23,725
BusPatrol LLC	(g)(r)	Commercial & Professional Services	L+1350 PIK (15.0% Max PIK)	1.5%	9/24/24	1,813	1,813	1,713
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550		10/1/25	24,246	23,897	23,807
Chinos Intermediate 2, LLC	(e)	Retailing	L+800	1.0%	9/10/27	28,860	29,314	30,505
CITGO Holding, Inc.	(e)	Energy	L+700	1.0%	8/1/23	11,206	11,168	11,092
CITGO Petroleum Corp.	(e)	Energy	L+625	1.0%	3/28/24	33,897	33,746	33,879
Corral Petroleum Sweden AB	(e)(r)	Energy	L+925		8/14/24	35,000	34,956	35,044
Cresco Labs, LLC	(e)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	51,000	49,434	53,040
ECL Entertainment, LLC	(e)	Consumer Services	L+750	0.8%	3/31/28	12,903	12,787	13,048
Fairway Group Acquisition Co.	(i)(p)(r)(s)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	5,658	4,193	—
Fairway Group Acquisition Co.	(i)(p)(r)(s)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		11/27/23	9,162	7,872	—
First Brands Group, LLC	(e)	Automobiles & Components	L+500	1.0%	3/30/27	24,750	23,273	24,626
GSM Midco, LLC	(r)	Consumer Services	L+725	1.0%	3/25/27	38,000	37,429	37,430
Harland Clarke Holdings Corp.	(e)	Commercial & Professional Services	L+475	1.0%	11/3/23	7,315	6,749	6,765
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600		10/1/24	51,425	49,514	49,240
Maverick Gaming, LLC	(e)	Consumer Services	L+750	1.0%	9/3/26	15,423	15,142	15,249
Medify Air, LLC	(r)	Capital Goods	L+825	1.0%	12/1/26	74,063	74,063	73,414
Midas Intermediate Holdco II, LLC	(e)(f)	Consumer Services	L+375, 3.0% PIK (4.0% Max PIK)	0.8%	12/22/25	28,498	26,806	26,612
MLN US Holdco LLC	(e)	Technology Hardware & Equipment	L+450		11/30/25	10,837	8,920	10,450
Monitronics International, Inc.	(e)	Commercial & Professional Services	L+500	1.5%	7/3/24	29,876	29,894	30,025
Monitronics International, Inc.	(e)	Commercial & Professional Services	L+650	1.3%	3/29/24	56,366	54,213	46,478
Mountaineer Merger Corp.	(e)	Retailing	L+700	0.8%	10/22/28	15,000	14,569	14,550

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Nelson Global Products, Inc.	(e)(r)	Automobiles & Components	L+1025	1.3%	9/23/26		$39,249	$35,805	$41,506
Nelson Global Products, Inc.	(g)(r)	Automobiles & Components	L+1025	1.3%	9/23/26		6,482	6,482	6,855
Neovia Logistics, LP	(e)	Transportation	L+650		5/8/24		35,000	34,482	30,997
One Call Corp.	(e)	Health Care Equipment & Services	L+550	0.8%	4/22/27		31,740	31,174	29,836
Powerhouse Intermediate, LLC	(r)	Commercial & Professional Services	L+1025	1.0%	1/12/27		39,800	38,070	39,451
Propulsion Acquisition, LLC	(e)(r)	Capital Goods	L+700	1.0%	7/13/24		37,478	37,100	37,946
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	L+800	1.5%	2/24/25		20,105	19,728	19,514
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+775	1.0%	4/29/25		30,532	30,115	27,174
RDV Resources Properties, LLC	(r)	Energy	L+650, 2.0% PIK (2.0% Max PIK)	1.0%	3/30/24		2,966	2,966	2,966
Retail Services WIS Corp.	(e)	Commercial & Professional Services	L+775	1.0%	5/20/25		14,793	14,476	14,571
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+500	0.5%	3/10/28		22,238	21,634	21,487
Salt Creek Aggregator HoldCo, LLC	(e)(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26		16,694	16,853	18,008
Schumacher Electric Corp.	(e)(r)	Capital Goods	L+700	1.0%	6/1/27		39,700	39,343	40,097
Staples Canada, ULC	(e)(r)	Retailing	L+700	1.0%	9/12/24	C$	19,562	19,066	19,562
Sungard AS New Holdings III, LLC	(e)(r)(s)	Software & Services	S+375, 3.8% PIK (3.8% Max PIK)	1.0%	7/1/24		$6,130	6,276	5,512
SuperRego, LLC	(r)	Consumer Services	7.5%, 7.5% PIK (7.5% Max PIK)		7/30/26		15,675	15,359	14,734
Syncapay, Inc.	(e)	Software & Services	L+650	1.0%	12/10/27		31,484	30,355	31,223
TCFIII Owl Finance LLC	(r)	Capital Goods	0.0%		1/30/27		32,836	32,204	31,810
Tensar Corp.	(e)	Materials	L+675	1.0%	8/20/25		17,775	17,438	17,825
Thryv, Inc.	(e)	Media	L+850	1.0%	3/1/26		13,113	12,786	13,160
United Gaming LLC	(r)	Consumer Services	L+900		6/9/25		40,740	40,343	39,670
United Gaming LLC	(g)(r)	Consumer Services	L+900		6/9/25		8,954	8,954	8,719
US Renal Care, Inc.	(e)(f)	Health Care Equipment & Services	L+500		6/26/26		16,929	15,570	15,617
US Renal Care, Inc.	(e)	Health Care Equipment & Services	L+550	1.0%	6/26/26		12,935	12,770	11,989
Wok Holdings, Inc.	(e)	Consumer Services	L+625		3/1/26		4,439	4,404	4,386
Total Senior Secured Loans—First Lien								1,206,732	1,182,180
Unfunded Loan Commitments								(17,249)	(17,249)
Net Senior Secured Loans—First Lien								1,189,483	1,164,931

Senior Secured Loans—Second Lien—12.7%
Astro One Acquisition Corp.	(e)	Consumer Durables & Apparel	L+850	0.8%	10/25/29		10,000	8,831	9,132
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+700	0.5%	12/10/29		20,000	19,805	19,150
Eversana Life Sciences Services, LLC	(e)	Health Care Equipment & Services	L+800	0.5%	11/23/29		7,000	6,898	6,965
Fairway Group Acquisition Co.	(i)(p)(r)(s)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24		5,113	3,679	—

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
First Brands Group, LLC	(e)	Automobiles & Components	L+850	1.0%	3/30/28	$20,000	$19,642	$20,033
Infinite Bidco LLC	(e)	Capital Goods	L+700	0.5%	3/2/29	10,000	9,955	9,900
LaserShip, Inc.	(e)	Transportation	L+750	0.8%	4/30/29	27,272	27,103	27,204
MLN US Holdco LLC	(e)	Technology Hardware & Equipment	L+875		11/30/26	16,896	15,736	15,536
NGS US Finco, LLC	(e)	Energy	L+850	1.0%	4/1/26	30,000	29,702	28,050
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+875	0.5%	3/9/29	5,000	5,012	4,875
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	23,486	18,450	20,286
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,697
Sungard AS New Holdings III, LLC	(e)(i)(p)(r)(s)	Software & Services	S+400, 2.8% PIK (2.8% Max PIK)	1.0%	8/1/24	15,031	14,729	2,600
TruGreen, LP	(e)	Commercial & Professional Services	L+850	0.8%	10/30/28	10,000	9,825	10,075
Women's Care Investments, Inc.	(e)	Health Care Equipment & Services	L+825	0.8%	1/12/29	8,000	7,857	7,910
Total Senior Secured Loans—Second Lien							199,220	184,413

Senior Secured Bonds—30.9%
Carnival Corp.	(n)(o)	Consumer Services	10.5%		2/1/26	7,500	7,678	8,352
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	11,070
CITGO Holding Inc.	(e)(n)(o)	Energy	9.3%		8/1/24	20,000	20,000	20,223
Cleaver-Brooks Inc.	(n)(o)	Capital Goods	7.9%		3/1/23	40,514	40,151	38,646
CSI Compressco LP	(e)(n)(o)	Energy	7.3%, 3.5% PIK (3.5% Max PIK)		4/1/26	18,567	10,493	18,258
CSI Compressco LP	(n)(o)	Energy	7.5%		4/1/25	12,711	11,593	12,566
CSVC Acquisition Corp.	(e)(n)(o)	Commercial & Professional Services	7.8%		6/15/25	41,897	36,410	33,518
Diebold, Inc.	(n)(o)	Technology Hardware & Equipment	9.4%		7/15/25	10,000	9,929	10,174
Digicel International Finance Ltd.	(e)(n)(o)	Telecommunication Services	8.8%		5/25/24	35,000	34,751	34,880
Guitar Center, Inc.	(e)(n)	Retailing	8.5%		1/15/26	37,000	37,206	37,812
INNOVATE Corp.	(e)(n)(o)	Capital Goods	8.5%		2/1/26	15,000	15,000	14,703
JW Aluminum Co.	(e)(n)(o)	Materials	10.3%		6/1/26	43,500	44,136	45,544
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	5.0%		12/31/26	13,000	12,380	12,019
LHS, LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	29,782	29,351	30,377
Medicine Man Technologies, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%		12/7/26	15,190	14,901	15,589
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	26,219
Royal Caribbean Cruises Ltd.	(n)(o)	Consumer Services	11.5%		6/1/25	5,964	5,932	6,560
Stonegate Pub Company Ltd.	(o)	Consumer Services	8.3%		7/31/25	£24,986	24,379	25,517

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
StoneMor Inc.	(e)(n)(o)	Consumer Services	8.5%		5/15/29	$17,000	$17,000	$16,864
TKC Holdings, Inc.	(n)(o)	Food & Staples Retailing	6.9%		5/15/28	10,000	10,000	9,737
Trulieve Cannabis Corp.	(o)	Pharmaceuticals, Biotechnology & Life Sciences	8.0%		10/6/26	20,000	20,000	19,774
Total Senior Secured Bonds							436,290	448,402

Subordinated Debt—7.1%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	27,000	27,000	28,788
Advisor Group Holdings, Inc.	(e)(n)(o)	Diversified Financials	10.8%		8/1/27	20,200	19,180	21,664
Carnival Corp.	(n)(o)	Consumer Services	5.8%		3/1/27	2,500	2,500	2,388
Carnival Corp.	(n)(o)	Consumer Services	7.6%		3/1/26	3,000	3,000	3,023
Cleanview Sponsor, LLC	(i)(r)	Diversified Financials			6/30/22	125	125	125
EQ Health Sponsor Group, LLC	(r)(s)	Diversified Financials	P+675		1/28/23	250	250	250
Freedom Mortgage Corp.	(n)(o)	Diversified Financials	7.6%		5/1/26	8,000	8,000	7,652
Home Point Capital Inc.	(n)(o)	Banks	5.0%		2/1/26	13,958	11,803	11,458
Redwood Trust Inc.	(o)	Diversified Financials	4.8%		8/15/23	11,900	11,532	11,793
TKC Holdings, Inc.	(n)(o)	Food & Staples Retailing	10.5%		5/15/29	15,000	15,000	15,325
Total Subordinated Debt							98,390	102,466

Asset Based Finance—9.5%
BCP Great Lakes Fund LP	(r)(t)	Diversified Financials	11.4%		11/28/28	37,891	38,270	38,838
BCP Great Lakes Fund LP	(g)(r)(t)	Diversified Financials	11.4%		11/28/28	12,109	12,109	12,412
Bridge Street CLO I Ltd., Subordinated Notes	(m)(n)(r)(s)(u)	Diversified Financials	16.4%		1/20/34	28,200	25,403	25,068
Bridge Street CLO II Ltd., Subordinated Notes	(m)(n)(r)(s)(u)	Diversified Financials	16.2%		7/20/34	28,560	25,998	26,610
Bridge Street Warehouse CLO III Ltd.	(r)(s)(u)	Diversified Financials	3.4%		9/10/23	35,000	36,192	36,192
Deutsche Bank AG Frankfurt (CRAFT 2017-1), Credit Linked Note	(e)(n)(r)	Diversified Financials	11.2%		10/20/26	12,754	12,562	11,502
Total Asset Based Finance							150,534	150,622
Unfunded Commitments							(12,109)	(12,109)
Net Asset Based Finance							138,425	138,513

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—9.5%
Aspect Software Parent, Inc., Warrants	(i)(r)	Software & Services			83,829	$—	$130
Belk, Inc., Common Equity	(e)(i)	Retailing			579	15	9
Bright Pattern, Inc., Common Equity	(i)(r)	Software & Services			599,720	973	933
BusPatrol LLC, Warrants	(i)(r)	Commercial & Professional Services			6,408	1,314	1,211

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Chinos Holdings, Inc., Common Equity	(i)	Retailing			878,252	$9,892	$10,575
Chinos Holdings, Inc., Warrants	(i)	Retailing			412,738	1,447	1,754
Copper Property CTL Pass Through Trust, Common Equity	(i)	Retailing			159,498	2,632	2,585
EQ Health Sponsor Group, LLC, Common Equity	(i)(r)(s)	Diversified Financials			766,055	5	1,004
EQ Health Sponsor Group, LLC, Warrants	(i)(r)(s)	Diversified Financials			900,000	900	189
Fairway Group Holdings Corp., Common Equity	(i)(r)(s)	Food & Staples Retailing			76,517	2,458	—
Ginkgo Bioworks Holdings, Inc., Warrants	(i)	Pharmaceuticals, Biotechnology & Life Sciences			2,000	—	2
Guitar Center, Inc., Preferred Equity	(e)(r)	Retailing	15.0%		61,250	6,125	6,125
Nelson Global Products, Inc., Common Equity	(i)(r)	Automobiles & Components			43,998	1,231	1,231
Nelson Global Products, Inc., Preferred Equity, 3/31/23	(i)(r)	Automobiles & Components			1,268	1,268	1,268
Penn Foster Inc., Preferred Equity, 11/17/28	(e)(r)	Consumer Services	L+975	1.0%	582,161	57,184	57,925
Penney Borrower, LLC, Earnouts	(i)	Retailing			21,267	170	255
Planet Labs PBC	(i)	Commercial & Professional Services			5,000	—	7
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy			457,704	5,109	6,713
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy			1,960,162	12,044	11,776
Rosecliff Acquisition Corp., Warrants	(i)	Diversified Financials			33,333	—	7
SCM EPIC, LLC, Common Equity	(i)(q)(r)(t)	Energy			34,800	35,861	26,969
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(p)(q)(r)	Energy			27,398	2,449	6,764
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(q)(r)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(r)	Retailing			190	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Retailing			98	2	—
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(s)	Software & Services			272,014	19,011	—
SuperRego, LLC, Warrants	(i)(r)	Consumer Services			139,285	56	355
Total Equity/Other						160,149	137,787
TOTAL INVESTMENTS—150.0%						$2,221,957	2,176,512
Credit Facilities Payable—(33.4)%							(484,997)
Term Preferred Shares, at Liquidation Value, Net—(27.4)%							(397,166)
Other Assets in Excess of Liabilities—10.8%	(j)						156,599
NET ASSETS—100.0%							$1,450,948
Shares Outstanding							197,119,536
Net Asset Value per Common Share at End of Period							$7.36

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)
_________________
C$ – Canadian Dollar.
£ – British Pound.

Investments Sold Short			Number of Shares	Proceeds	Fair Value(d)
Portfolio Company(a)	Footnotes	Industry
Investments Sold Short—(1.8)%
Invesco Senior Loan ETF, Common Equity	(i)	Diversified Financials	(1,200,000)	$(26,223)	$(26,124)
Total				$(26,223)	$(26,124)

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	4/11/22	USD	28,282	CAD	36,250	$(754)
JPMorgan Chase Bank, N.A.	4/11/22	USD	3,603	EUR	3,250	(3)
JPMorgan Chase Bank, N.A.	4/11/22	USD	25,704	GBP	19,500	62
Total						$(695)
_________________
CAD – Canadian Dollar.
EUR – Euro.
GBP – British Pound.
USD – U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection
Reference Entity	Counterparty	Implied Credit Spread at March 31, 2022(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	Credit Suisse International	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(5,000)	$(555)	$(440)	$(115)
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A.	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(333)	(264)	(69)
United Rentals North America, Inc.	Barclays Bank PLC	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	(222)	(176)	(46)
Total								$(1,110)	$(880)	$(230)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in the FS Credit Opportunities Corp. (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2022, the three-month London Interbank Offered Rate, or LIBOR, or “L”, was 0.96%, the U.S. Prime Lending Rate, or Prime, or “P”, was 3.50% and the Term Secured Overnight Financing Rate, or Term SOFR, or “S”, was 0.68%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

(d)	Fair value is determined by the Fund’s board of directors. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.
(e)	Security or portion thereof held by Blair Funding LLC (“Blair Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Position or portion thereof unsettled as of March 31, 2022.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Securities of collateralized loan obligations (“CLOs”) where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment is inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund.
(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $510,623, which represents approximately 35.2% of net assets as of March 31, 2022.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of March 31, 2022, fifteen securities with a total fair value of $237,218 were rehypothecated by BNP PBIL. The Fund earned $5 of income from rehypothecated securities during the three months ended March 31, 2022.

(p)	Security was on non-accrual status as of March 31, 2022.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

(s)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2022, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2022:

Portfolio Company	Fair Value at December 31, 2021	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2022	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Fairway Group Acquisition Co.	$—	$—	$—	$—	$—	$—	$—	$—
Fairway Group Acquisition Co.	538	—	—	—	(538)	—	—	—
Sungard AS New Holdings III, LLC	6,298	44	—	—	(830)	5,512	55	59
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—
Sungard AS New Holdings III, LLC	8,488	—	(195)	—	(5,693)	2,600	—	—
Subordinated Debt
EQ Health Sponsor Group, Promissory Note	—	250	—	—	—	250	3	—
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	26,103	1,718	(1,242)	—	(1,511)	25,068	228	—
Bridge Street CLO II Ltd., Subordinated Notes	28,338	331	(471)	—	(1,588)	26,610	1,876	—
Bridge Street Warehouse CLO III Ltd.	25,297	10,895	—	—	—	36,192	—	—
Equity/Other
EQ Health Sponsor Group, LLC, Common Equity	973	—	—	—	31	1,004	—	—
EQ Health Sponsor Group, LLC, Warrants	450	—	—	—	(261)	189	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	—	—	—	—	—	—	—	—
Total	$96,485	$13,238	$(1,908)	$—	$(10,390)	$97,425	$2,162	$59
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest and PIK income are presented for the full three months ended March 31, 2022.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2022 (in thousands, except share and per share amounts)

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2022, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of March 31, 2022:

Portfolio Company	Fair Value at December 31, 2021	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2022	Interest Income(3)
Asset Based Finance
BCP Great Lakes Fund LP(4)	$37,763	$926	$—	$—	$452	$39,141	$829
Equity/Other
SCM EPIC, LLC, Common Equity	39,718	—	—	—	(12,749)	26,969	—
Total	$77,481	$926	$—	$—	$(12,297)	$66,110	$829
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest income presented for the full three months ended March 31, 2022.
(4)Security includes a partially unfunded commitment with amortized cost of $12,109 and fair value of $12,412.

(u)	Security of collateralized loan obligations where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2022 (in thousands)
Investment Portfolio

On March 23, 2022, FS Global Credit Opportunities Fund, a Delaware statutory trust, completed its conversion into a Maryland corporation and changed its name to FS Credit Opportunities Corp. The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2021.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2022:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$1,189,483	$1,164,931	54%
Senior Secured Loans—Second Lien	199,220	184,413	8%
Senior Secured Bonds	436,290	448,402	21%
Subordinated Debt	98,390	102,466	5%
Asset Based Finance	138,425	138,513	6%
Equity/Other	160,149	137,787	6%
Total	$2,221,957	$2,176,512	100%
Investments Sold Short	$(26,223)	$(26,124)
__________________________
(1)    Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2022, the Fund held investments in six portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held investments in two portfolio companies of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (s) and (t) to the unaudited consolidated schedule of investments as of March 31, 2022 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2022, the Fund had three senior secured loan investments with aggregate unfunded commitments of $17,249 and one asset based finance investment with an unfunded commitment of $12,109. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2022:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$89,037	4%
Banks	11,458	0%
Capital Goods	203,479	9%
Commercial & Professional Services	172,208	8%
Consumer Durables & Apparel	14,007	1%
Consumer Services	269,900	12%
Diversified Financials	214,715	10%
Energy	255,291	12%
Food, Beverage & Tobacco	19,514	1%
Health Care Equipment & Services	184,723	8%
Household & Personal Products	85,433	4%
Insurance	28,788	1%
Materials	63,369	3%
Media	26,208	1%
Pharmaceuticals, Biotechnology & Life Sciences	113,843	5%
Retailing	190,082	9%
Software & Services	78,997	4%
Technology Hardware & Equipment	36,160	2%
Telecommunication Services	34,880	2%
Transportation	84,420	4%
Total	$2,176,512	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2022:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,999,993	92%
Europe	72,063	3%
Other	104,456	5%
Total	$2,176,512	100%
______________
(1)Geographic location based on the portfolio company’s headquarters or principal place of business.
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2022, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$646,946	$517,985	$1,164,931
Senior Secured Loans—Second Lien	—	158,830	25,583	184,413
Senior Secured Bonds	—	402,436	45,966	448,402
Subordinated Debt	—	102,091	375	102,466
Asset Based Finance	—	—	138,513	138,513
Equity/Other	16	15,178	122,593	137,787
Total Investments	16	1,325,481	851,015	2,176,512
Forward Foreign Currency Exchange Contracts	—	62	—	62
Total Assets	$16	$1,325,543	$851,015	$2,176,574

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$26,124	$—	$—	$26,124
Forward Foreign Currency Exchange Contracts	—	757	—	757
Credit Default Swaps—Buy Protection	—	1,110	—	1,110
Total Liabilities	$26,124	$1,867	$—	$27,991
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2022:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$415,471	$31,626	$43,096	$125	$132,823	$127,563	$750,704
Accretion of discount (amortization of premium)	391	—	31	—	(14)	25	433
Net realized gain (loss)	26	—	—	(452)	—	—	(426)
Net change in unrealized appreciation (depreciation)	1,864	(5,848)	963	452	(2,811)	(8,997)	(14,377)
Purchases	130,602	—	—	250	14,181	3,813	148,846
Paid-in-kind interest	1,673	—	1,876	—	(297)	1,503	4,755
Sales and repayments	(32,042)	(195)	—	—	(5,369)	(1,314)	(38,920)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Fair value at end of period	$517,985	$25,583	$45,966	$375	$138,513	$122,593	$851,015
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$1,765	$(5,848)	$963	$—	$(2,811)	$(8,997)	$(14,928)